PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 29, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks 98.9%
Biotechnology 42.1%
ACADIA Pharmaceuticals, Inc.*(a)	121,702	$5,201,544
Agios Pharmaceuticals, Inc.*(a)	407,505	19,348,337
Alexion Pharmaceuticals, Inc.*	273,056	25,675,456
Amicus Therapeutics, Inc.*	1,619,063	15,453,956
Apellis Pharmaceuticals, Inc.*	1,033,921	35,794,345
Argenx SE (Netherlands), ADR*	191,949	27,137,750
Assembly Biosciences, Inc.*	1,626,364	29,469,716
Biogen, Inc.*	57,749	17,809,214
BioMarin Pharmaceutical, Inc.*	865,220	78,189,931
Black Diamond Therapeutics, Inc.*(a)	294,162	7,939,432
Blueprint Medicines Corp.*	49,402	2,674,130
CRISPR Therapeutics AG (Switzerland)*	62,986	3,366,602
Cytokinetics, Inc.*	395,827	5,517,828
Deciphera Pharmaceuticals, Inc.*	58,326	3,105,276
Denali Therapeutics, Inc.*(a)	238,872	4,722,499
Exact Sciences Corp.*(a)	512,060	41,451,257
Fate Therapeutics, Inc.*	925,789	27,033,039
Gossamer Bio, Inc.*(a)	493,772	6,483,226
Immunomedics, Inc.*(a)	2,050,859	32,813,744
Innovent Biologics, Inc. (China), 144A*	2,185,314	9,974,687
Intercept Pharmaceuticals, Inc.*	85,038	7,818,394
Invitae Corp.*(a)	258,085	5,259,772
Madrigal Pharmaceuticals, Inc.*(a)	112,344	9,680,683
Mirati Therapeutics, Inc.*(a)	251,868	22,539,667
Momenta Pharmaceuticals, Inc.*	417,903	11,822,476
Natera, Inc.*	1,057,809	40,096,250
Neurocrine Biosciences, Inc.*	191,663	18,150,486
NextCure, Inc.*	158,622	6,624,055
Passage Bio, Inc.*	114,098	2,532,976
Principia Biopharma, Inc.*	293,385	18,940,936
ProQR Therapeutics NV (Netherlands)*	1,725,935	12,236,879
REVOLUTION Medicines, Inc.*	147,028	4,597,566
Sage Therapeutics, Inc.*(a)	285,577	13,422,119
Sarepta Therapeutics, Inc.*(a)	557,931	63,866,362
SpringWorks Therapeutics, Inc.*(a)	205,616	6,571,487
Turning Point Therapeutics, Inc.*	291,723	14,460,709
uniQure NV (Netherlands)*	85,794	4,414,959
Vertex Pharmaceuticals, Inc.*	216,367	48,472,699
Zai Lab Ltd. (China), ADR*	153,434	8,434,267
		719,104,711

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Services 3.9%
Cigna Corp.	189,123	$34,598,161
Guardant Health, Inc.*(a)	320,529	27,873,202
Jinxin Fertility Group Ltd. (China), 144A*(a)	3,527,201	4,501,618
		66,972,981
Health Care Equipment 19.0%
Abbott Laboratories	604,246	46,545,069
Boston Scientific Corp.*	1,407,344	52,620,592
Danaher Corp.	179,827	25,999,388
DexCom, Inc.*	199,826	55,151,976
Edwards Lifesciences Corp.*	99,078	20,295,138
Intuitive Surgical, Inc.*(a)	104,019	55,541,985
iRhythm Technologies, Inc.*(a)	65,398	5,687,664
Shockwave Medical, Inc.*(a)	385,458	15,472,284
Tandem Diabetes Care, Inc.*	217,665	16,250,869
Teleflex, Inc.	49,986	16,746,310
Zimmer Biomet Holdings, Inc.	101,545	13,825,352
		324,136,627
Health Care Supplies 1.8%
Alcon, Inc. (Switzerland)*(a)	91,106	5,584,798
Align Technology, Inc.*	35,941	7,847,717
Silk Road Medical, Inc.*(a)	443,274	17,664,469
		31,096,984
Health Care Technology 1.9%
Phreesia, Inc.*	221,720	6,882,189
Tabula Rasa HealthCare, Inc.*(a)	119,496	6,712,090
Teladoc Health, Inc.*(a)	145,402	18,169,434
		31,763,713
Life Sciences Tools & Services 6.7%
ARYA Sciences Acquisition Corp., UTS*	557,818	6,693,816
Illumina, Inc.*	124,816	33,159,867
IQVIA Holdings, Inc.*	232,375	32,413,989
PPD, Inc.*	260,975	7,275,983
Repligen Corp.*	157,903	13,516,497
Wuxi Biologics Cayman, Inc. (China), 144A*	1,499,054	21,952,787
		115,012,939

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Managed Health Care 8.8%
Anthem, Inc.	111,579	$28,685,845
Centene Corp.*	195,789	10,380,733
Humana, Inc.	150,413	48,084,028
UnitedHealth Group, Inc.	247,134	63,009,284
		150,159,890
Pharmaceuticals 14.7%
AstraZeneca PLC (United Kingdom), ADR	1,212,826	53,121,779
Eli Lilly & Co.(a)	406,120	51,223,916
Merck & Co., Inc.	223,547	17,114,758
Novartis AG (Switzerland), ADR	399,741	33,562,254
Novo Nordisk A/S (Denmark), ADR	862,119	50,114,978
Revance Therapeutics, Inc.*	267,594	6,186,773
Zoetis, Inc.	293,347	39,082,621
		250,407,079

Total Common Stocks (cost $994,563,026)		1,688,654,924
Preferred Stock 0.1%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*^(f)	3,063,048	1,990,981

	Units
Warrants 0.0%
Biotechnology
Aileron Therapeutics, Inc., expiring 3/29/24 (cost $116,418)	895,522	—

Total Long-Term Investments (cost $996,479,444)		1,690,645,905

Shares
Short-Term Investments 20.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	19,476,224	19,476,224

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 29, 2020 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $333,512,482; includes $332,987,165 of cash collateral for securities on loan)(b)(w)	333,531,993	$333,531,993

Total Short-Term Investments (cost $352,988,706)		353,008,217

TOTAL INVESTMENTS 119.7% (cost $1,349,468,150)		2,043,654,122
Liabilities in excess of other assets (19.7)%		(336,293,125)

Net Assets 100.0%		$1,707,360,997

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,990,981 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $332,468,622; cash collateral of $332,987,165 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,400,000. The aggregate value of $1,990,981 is 0.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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